Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Revenue	€ 44,122	€ 43,471	€ 42,522
External purchases	(19,322)	(18,732)	(17,973)
Other operating income	894	747	783
Other operating expenses	(452)	(413)	(700)
Labor expenses	(9,018)	(8,920)	(9,917)
Operating taxes and levies	(1,794)	(1,882)	(1,926)
Gains (losses) on disposal of fixed assets, investments and activities	90	233	2,507
Restructuring costs	(456)	(125)	(331)
Depreciation and amortization of fixed assets	(7,312)	(7,035)	(7,074)
Depreciation and amortization of financed assets	(129)	(107)	(84)
Depreciation and amortization of right-of-use assets	(1,522)	(1,507)	(1,481)
Effects resulting from business combinations	11
Impairment of goodwill		(817)	(3,702)
Impairment of fixed assets	(47)	(56)	(17)
Impairment of right-of-use assets	(69)	(54)	(91)
Share of profits (losses) of associates and joint ventures	(29)	(2)	3
Operating income	4,969	4,801	2,521
Cost of gross financial debt excluding financed assets	(1,073)	(775)	(829)
Interests on debts related to financed assets	(14)	(3)	(1)
Gains (losses) on assets contributing to net financial debt	283	48	(3)
Foreign exchange gain (loss)	(32)	(97)	65
Interests on lease liabilities	(258)	(145)	(120)
Other net financial expenses	(112)	52	106
Finance costs, net	(1,206)	(920)	(782)
Income taxes	(871)	(1,265)	(962)
Consolidated net income	2,892	2,617	778
Net income attributable to owners of the parent company	2,440	2,146	233
Non-controlling interests	€ 451	€ 471	€ 545
Earnings per share [abstract]
Net income - basic (in euros per share)	€ 0.85	€ 0.73	€ 0.00
Net income - diluted (in euros per share)	€ 0.85	€ 0.73	€ 0.00